Debt - (Narrative - Debt Transactions) (Details) - USD ($) $ in Millions		1 Months Ended
	Apr. 01, 2021	Nov. 30, 2024	Sep. 30, 2024	May 31, 2024	Apr. 30, 2022	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Apr. 06, 2021
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Coupon rate						5.50%
Term Loans | 2023 Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Principal amount of debt prepaid					$ 193.6
Principal amount of debt still outstanding with a maturity of March 22, 2023											$ 215.1
Term Loans | 2026 Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Principal amount of debt instrument amended											444.9
Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Principal amount of debt prepaid		$ 250.0	$ 355.1	$ 214.1
Debt instrument, principal amount repurchased										$ 96.0
Debt instrument, amount paid for repurchases										$ 95.3
Coupon rate						0.00%
Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Coupon rate						0.00%
Principal amount of debt instrument amended											1,250.0
Principal amount of debt still outstanding with a maturity of March 22, 2023											$ 250.0
Senior Notes | 5.875% Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Principal amount of debt prepaid	$ 518.7
Coupon rate	5.875%
Debt instrument, redemption premium	$ 15.2
Senior Notes | 6.375% Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Principal amount of debt prepaid	$ 545.6
Coupon rate	6.375%
Debt instrument, redemption premium	$ 17.4
Senior Notes | 5.500% Senior Notes
Debt Instrument [Line Items]
Coupon rate							5.50%
Senior Notes | 5.500% Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount repurchased							$ 85.0	$ 85.0
Debt instrument, amount paid for repurchases							$ 61.4	$ 61.4
Coupon rate	5.50%						5.50%
Principal amount of notes	$ 1,000.0
Senior Notes | 5.500% Senior Notes One | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount repurchased						$ 0.0			$ 200.0
Debt instrument, amount paid for repurchases									$ 135.0